Share-based Compensation - Share options, additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award
Recognized share-based compensation	$ 3,204	¥ 20,852		¥ 1,890		¥ 34,354
Share Options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted-average grant date fair value of options granted (US$ per share)	$ 0.48		$ 0.23		$ 0.46
Recognized share-based compensation	$ 3,200	¥ 20,900		¥ 1,900		¥ 34,400
Unrecognized share-based compensation for options	$ 2,500						¥ 16,200
Period for recognition	2 years 8 months 12 days	2 years 8 months 12 days
Share Options | Former employees
Share-based Compensation Arrangement by Share-based Payment Award
Proceeds received from exercise of options	$ 200						¥ 1,500
Shares issued to former employees after IPO (number of shares) | shares	5,026,615						5,026,615
Contingently issuable shares to be issued upon former employees' request (number of shares) | shares	1,685,776		1,692,526	1,692,526			1,685,776
ADS
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)	$ 6.49
Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award
Closing stock price (US$ per share)	$ 0.8113